PROSPECTUS SUPPLEMENT DATED JANUARY 23, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C AND Y SHARES OF THE FUND LISTED BELOW:

AIM MULTI-SECTOR FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" of the prospectus:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Juan Hartsfield (lead manager with respect to the fund's investments in the leisure sector), Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management.

     - Andrew Lees (lead manager with respect to the fund's investments in the energy sector), Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 2005. From 2004 to 2005, he was the director of investment banking for Trinity Capital Services, LLC. From 2002 to 2004, he was an energy analyst for RBC Capital Markets.

     - Michael Simon (lead manager with respect to the fund's investments in the financial services sector), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with Invesco Aim and/or its affiliates since 2001.

     - Derek Taner (lead manager with respect to the fund's investments in the health care sector), Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Aim and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.

     - Warren Tennant (lead manager with respect to the fund's investments in the technology sector), Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Aim and/or its affiliates since 2000.

     The lead managers generally have final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.

     More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

     The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

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PROSPECTUS SUPPLEMENT DATED JANUARY 23, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW:

AIM FLOATING RATE FUND
AIM MULTI-SECTOR FUND
AIM SELECT REAL ESTATE INCOME FUND
AIM STRUCTURED CORE FUND
AIM STRUCTURED GROWTH FUND
AIM STRUCTURED VALUE

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS- MULTI-SECTOR" of the prospectus:

     - "Juan Hartsfield (lead manager with respect to the fund's investments in the leisure sector), Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management.

     - Andrew Lees (lead manager with respect to the fund's investments in the energy sector), Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 2005. From 2004 to 2005, he was the director of investment banking for Trinity Capital Services, LLC. From 2002 to 2004, he was an energy analyst for RBC Capital Markets.

     - Michael Simon (lead manager with respect to the fund's investments in the financial services sector), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with Invesco Aim and/or its affiliates since 2001.

     - Derek Taner (lead manager with respect to the fund's investments in the health care sector), Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Aim and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.

     - Warren Tennant (lead manager with respect to the fund's investments in the technology sector), Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Aim and/or its affiliates since 2000."